Offerings	May 07, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Offering Note
(1)
An unspecified aggregate initial offering amount or number of the securities of each identified class is being registered as may from time to time be offered by Spire Inc. and Spire Missouri Inc. at unspecified prices, along with an indeterminate amount or number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder. Separate consideration may or may not be received for securities that are issuable upon exercise, settlement, exchange or conversion of other securities or that are issued in units.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrants are deferring payment of the registration fee relating to the securities offered hereby and will pay
“pay-as-you-go
registration fees.”

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Junior Subordinated Debt Securities
Offering Note
(1)
An unspecified aggregate initial offering amount or number of the securities of each identified class is being registered as may from time to time be offered by Spire Inc. and Spire Missouri Inc. at unspecified prices, along with an indeterminate amount or number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder. Separate consideration may or may not be received for securities that are issuable upon exercise, settlement, exchange or conversion of other securities or that are issued in units.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrants are deferring payment of the registration fee relating to the securities offered hereby and will pay
“pay-as-you-go
registration fees.”

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Offering Note
(1)
An unspecified aggregate initial offering amount or number of the securities of each identified class is being registered as may from time to time be offered by Spire Inc. and Spire Missouri Inc. at unspecified prices, along with an indeterminate amount or number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder. Separate consideration may or may not be received for securities that are issuable upon exercise, settlement, exchange or conversion of other securities or that are issued in units.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrants are deferring payment of the registration fee relating to the securities offered hereby and will pay
“pay-as-you-go
registration fees.”

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock
Offering Note
(1)
An unspecified aggregate initial offering amount or number of the securities of each identified class is being registered as may from time to time be offered by Spire Inc. and Spire Missouri Inc. at unspecified prices, along with an indeterminate amount or number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder. Separate consideration may or may not be received for securities that are issuable upon exercise, settlement, exchange or conversion of other securities or that are issued in units.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrants are deferring payment of the registration fee relating to the securities offered hereby and will pay
“pay-as-you-go
registration fees.”

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Offering Note
(1)
An unspecified aggregate initial offering amount or number of the securities of each identified class is being registered as may from time to time be offered by Spire Inc. and Spire Missouri Inc. at unspecified prices, along with an indeterminate amount or number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder. Separate consideration may or may not be received for securities that are issuable upon exercise, settlement, exchange or conversion of other securities or that are issued in units.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrants are deferring payment of the registration fee relating to the securities offered hereby and will pay
“pay-as-you-go
registration fees.”

(3)
In the event that Spire Inc. or Spire Missouri Inc. elects to offer to the public fractional interests in shares of Preferred Stock registered hereunder, Depositary Shares, evidenced by depositary receipts issued pursuant to a deposit agreement, will be distributed to those persons purchasing such fractional interests, and the shares of Preferred Stock will be issued to the depositary under any such agreement.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Offering Note
(1)
An unspecified aggregate initial offering amount or number of the securities of each identified class is being registered as may from time to time be offered by Spire Inc. and Spire Missouri Inc. at unspecified prices, along with an indeterminate amount or number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder. Separate consideration may or may not be received for securities that are issuable upon exercise, settlement, exchange or conversion of other securities or that are issued in units.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrants are deferring payment of the registration fee relating to the securities offered hereby and will pay
“pay-as-you-go
registration fees.”

(4)
Each Stock Purchase Contract obligates Spire Inc. to sell, and obligates the holder thereof to purchase, an indeterminate number of shares of Preferred Stock or Common Stock of Spire Inc. being registered hereby.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Units
Offering Note
(1)
An unspecified aggregate initial offering amount or number of the securities of each identified class is being registered as may from time to time be offered by Spire Inc. and Spire Missouri Inc. at unspecified prices, along with an indeterminate amount or number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder. Separate consideration may or may not be received for securities that are issuable upon exercise, settlement, exchange or conversion of other securities or that are issued in units.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrants are deferring payment of the registration fee relating to the securities offered hereby and will pay
“pay-as-you-go
registration fees.”

(5)
Each Stock Purchase Unit consists of a combination of a Stock Purchase Contract and Senior Debt Securities, Junior Subordinated Debt Securities or Preferred Stock, as the case may be, of Spire Inc. or debt obligations of third parties, including United States Treasury securities.